Commitments and Contingencies (Tables)	12 Months Ended
Jun. 30, 2016
COMMITMENTS AND CONTINGENCIES [Abstract]
Schedule of future minimum payments with respect to non-cancellable agreements
	Advertising Commitments	Operating Leases	Total
	RMB	RMB	RMB
2017	162	64,272	64,434
2018	-	52,712	52,712
2019	-	40,879	40,879
2020	-	10,178	10,178
2021 and thereafter	-	3,778	3,778
	162	171,819	171,981